SHAREHOLDERS' EQUITY - Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Loss attributable to a non-controlling interest	$ 61,675	$ 197,774